Provision for Income Taxes (Tables)	3 Months Ended
Mar. 31, 2016
Provision for Income Taxes [Abstract]
Schedule of deferred tax assets

	As of March 31, 2016	As of December 31, 2015
Deferred tax assets:
Net operating loss before non-deductible items	$(38,244)	$(36,028)
Tax rate	34%	34%
Total deferred tax assets	13,003	12,250
Less: Valuation allowance	(13,003)	(12,250)

Net deferred tax assets	$-	$-